Fair Value of Assets and Liabilities - Valuation of Financial Assets and Liabilities (Details) - Recurring - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Total assets measured at fair value	$ 4,117,161	$ 54,014,591	$ 17,070,033
Liabilities
Total liabilities measured at fair value	31,774,123	23,064,288	15,646,302
Acquisition-related contingent consideration obligations-short term
Liabilities
Total liabilities measured at fair value	7,675,000	4,825,000	13,625,000
Acquisition-related contingent consideration obligations-long term
Liabilities
Total liabilities measured at fair value	5,050,000	9,900,000	1,625,000
Interest Rate Swap Short-term [Member]
Liabilities
Total liabilities measured at fair value	5,373,647	2,157,324
Interest Rate Swap Long-term [Member]
Liabilities
Total liabilities measured at fair value	13,675,476	6,181,964
Interest rate swap agreements
Liabilities
Total liabilities measured at fair value		8,339,288	396,302
Money market accounts
Assets
Total assets measured at fair value	4,117,161	54,014,591	16,126,899
Interest rate swap agreements
Assets
Total assets measured at fair value			943,134
Level 1
Assets
Total assets measured at fair value	4,117,161	54,014,591	16,126,899
Level 1 | Money market accounts
Assets
Total assets measured at fair value	4,117,161	54,014,591	16,126,899
Level 2
Assets
Total assets measured at fair value			943,134
Liabilities
Total liabilities measured at fair value	19,049,123	8,339,288	396,302
Level 2 | Interest Rate Swap Short-term [Member]
Liabilities
Total liabilities measured at fair value	5,373,647	2,157,324
Level 2 | Interest Rate Swap Long-term [Member]
Liabilities
Total liabilities measured at fair value	13,675,476	6,181,964
Level 2 | Interest rate swap agreements
Liabilities
Total liabilities measured at fair value		8,339,288	396,302
Level 2 | Interest rate swap agreements
Assets
Total assets measured at fair value			943,134
Level 3
Liabilities
Total liabilities measured at fair value	12,725,000	14,725,000	15,250,000
Level 3 | Acquisition-related contingent consideration obligations-short term
Liabilities
Total liabilities measured at fair value	7,675,000	4,825,000	13,625,000
Level 3 | Acquisition-related contingent consideration obligations-long term
Liabilities
Total liabilities measured at fair value	$ 5,050,000	$ 9,900,000	$ 1,625,000